Ultra Series Fund
550 Science Drive
Madison, WI 53711
608-274-0300

September 12, 2016

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

VIA EDGAR

RE:    Ultra Series Fund (the “Registrant”)
(File No. 002-87775)

Dear Sir/Madam:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of the prospectus disclosure for the Ultra Series Fund Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 Fund, each a series of the above-referenced Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant filed on August 24, 2016.

If you have any questions, please direct them to the undersigned.

Respectfully submitted,

/s/ Lisa R. Lange
Lisa R. Lange
Chief Legal Officer and Chief Compliance Officer
Ultra Series Fund